SHARE BASED COMPENSATION - Summary of Stock Option Plans - (Details) shares in Thousands, Option in Thousands	12 Months Ended
	Dec. 31, 2020 Option $ / shares shares	Dec. 31, 2019 Option $ / shares shares
Number of outstanding share options (shares)
Outstanding, beginning of year | Option	33,882	28,935
Granted | Option	6,341	7,756
Exercised as options for common shares | Option	(804)	(2,688)
Forfeited/expired | shares	(1,046)	(121)
Outstanding, end of year | Option	38,373	33,882
Exercisable, end of year | Option	26,943	21,535
Weighted average exercise price of share options ($ per share)
Outstanding, beginning of year (in dollar per share)	$ 39.70	$ 38.25
Granted	38.95	42.96
Exercised as options for common shares	35.73	33.37
Forfeited/expired	39.91	42.57
Outstanding, end of year (in dollar per share)	39.65	39.70
Exercisable, end of year (in dollar per share)	$ 39.10	$ 37.86